Commitments and Contingencies - Additional Information (Detail)	12 Months Ended								3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Milestone Payments USD ($)	Dec. 31, 2012 Fixed Assets USD ($)	Dec. 31, 2012 Fixed Assets BRL	Dec. 31, 2012 Real Property USD ($)	Dec. 31, 2012 Real Property BRL	Mar. 31, 2013 Roxarsone (3-Nitro) Plaintiff Claim	Dec. 31, 2012 Roxarsone (3-Nitro) Plaintiff Claim	Mar. 31, 2013 Roxarsone (3-Nitro) Mary Green Claim	Dec. 31, 2012 Roxarsone (3-Nitro) Mary Green Claim	Mar. 31, 2013 Pregsure Claim	Dec. 31, 2012 Pregsure Claim	Feb. 29, 2012 Ulianopolis Brazil Defendant
Commitments and Contingencies [Line Items]
Number of claims seeking damages									9	9	1	1	80	80	6
Number of plaintiffs									140	140
Number of claims settled													20	20
Long-term purchase commitment, amount	$ 99,000,000			$ 1,000,000
Rent expense under lease agreement					400,000	752,459.0	200,000	479,977.0
Penalty rate	2.00%
Interest on arrears	1.00%
Total rent expense, net of sublease rental income	$ 17,000,000	$ 21,000,000	$ 19,000,000
Number of additional defendants															5